PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property, plant and equipment, net consisted of the following:

	As of December 31, 2017	As of March 31, 2017
Land	$61,022	$61,078
Property and buildings	432,163	432,562
Equipment and machinery	4,829,290	4,370,095
Office and electric equipment	503,953	472,918
Automobiles	358,116	302,714
Leasehold improvements	1,492,842	1,358,649
Subtotal	7,677,386	6,998,016
Construction in progress	230,363	206,246
Less: Accumulated Depreciation and Amortization	(4,919,331)	(4,044,020)
Property and Equipment, Net	$2,988,418	$3,160,242

Property, plant and equipment, net consisted of the following:

	As of	As of
	March 31, 2017	March 31, 2016
Land	$61,078	$61,234
Property and buildings	432,562	433,666
Equipment and machinery	4,370,095	4,516,145
Office and electric equipment	472,918	702,261
Automobiles	302,174	320,583
Leasehold improvements	1,358,639	1,120,225
Subtotal	6,998,016	7,154,114
Construction in progress	206,246	186,224
Less: Accumulated Depreciation and Amortization	(4,044,020)	(3,354,950)
Property and Equipment, Net	$3,160,242	$3,985,388